Depreciation, Amortization and Impairment Losses	12 Months Ended
Dec. 31, 2020
DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES.
Depreciation, Amortization and Impairment Losses

31.  DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSS OF PROPERTY, PLANT AND EQUIPMENT AND FINANCIAL ASSETS UNDER-IFRS 9

a)	The detail of depreciation and amortization for the years ended December 31, 2020, 2019 and 2018, is as follows:

	For the years ended December 31,
	2020	2019	2018
	ThCh$	ThCh$	ThCh$
Depreciation	(215,581,938)	(224,724,380)	(202,971,892)
Amortization	(14,375,081)	(11,903,007)	(12,215,408)
Total	(229,957,019)	(236,627,387)	(215,187,300)

b)	The detail of the items related to impairment for the years ended December 31, 2020, 2019 and 2018, is as follows:

	For the years ended December 31,
	Generation			Distribution			Other			Total
	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018
Information on Impairment Losses by Reportable Segment	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Property, Plant and Equipment (see Note 16)(*)	(698,235,380)	(280,020,263)	—	—	—	—	—	—	—	(698,235,380)	(280,020,263)	—
Intangibles (see Note 14)	(217,658)	—	—	—	—	—	—	—	—	(217,658)	—	—
Investment Property (see Note 17)	—	—	—	—	—	—	646,597	(742,389)	(779,825)	646,597	(742,389)	(779,825)
Total Reversal of impairment losses (impairment losses) recognized in profit or loss	(698,235,380)	(280,020,263)	—	—	—	—	646,597	(742,389)	(779,825)	(697,806,441)	(280,762,652)	(779,825)
Impairment gain and reversals from impairment losses in accordance with IFRS 9 (see note 10.d)	(1,305,341)	(1,338,599)	(106,264)	(12,998,719)	(8,153,419)	(4,676,808)	(863,647)	(554,982)	—	(15,167,707)	(10,047,000)	(4,783,072)

(*) Relates to the process to closure the operations of Bocamina II for ThCh$697,856,387 mainly, see Note 16, paragraph c), iv).